TRADE AND OTHER RECEIVABLES (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current
Receivables from U.S. Government	$ 3,175,925	$ 774,248
Receivables from other third-parties	106,556	49,020
Total trade and other receivables	$ 3,282,481	$ 823,268